DEBT (Details 3) (USD $)														0 Months Ended		12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Citigroup Capital III	Dec. 31, 2012 Citigroup Capital VII	Dec. 31, 2012 Citigroup Capital VIII	Dec. 31, 2012 Citigroup Capital IX	Dec. 31, 2012 Citigroup Capital X	Dec. 31, 2012 Citigroup Capital XI	Dec. 31, 2012 Citigroup Capital XIII	Dec. 31, 2012 Citigroup Capital XIV	Dec. 31, 2012 Citigroup Capital XV	Dec. 31, 2012 Citigroup Capital XVI	Dec. 31, 2012 Citigroup Capital XVII	Dec. 31, 2012 Citigroup Capital XVIII	Feb. 04, 2013 Citigroup Capital XXXIII	Dec. 31, 2012 Citigroup Capital XXXIII	Dec. 31, 2012 Adam Capital Trust III	Dec. 31, 2012 Adam Statutory Trust III	Dec. 31, 2012 Adam Statutory Trust IV	Dec. 31, 2012 Adam Statutory Trust V	Dec. 31, 2012 Citigroup Capital XX
Trust Preferred Securities
Securities issued (in shares)		194,053	35,885,898	43,651,597	33,874,813	14,757,823	18,387,128	89,840,000	12,227,281	25,210,733	38,148,947	28,047,927	99,901		3,025,000	17,500	25,000	40,000	35,000
Liquidation value	$ 12,000,000,000	$ 194,000,000	$ 897,000,000	$ 1,091,000,000	$ 847,000,000	$ 369,000,000	$ 460,000,000	$ 2,246,000,000	$ 306,000,000	$ 630,000,000	$ 954,000,000	$ 701,000,000	$ 162,000,000		$ 3,025,000,000	$ 18,000,000	$ 25,000,000	$ 40,000,000	$ 35,000,000
Coupon rate (as a percent)		7.625%	7.125%	6.95%	6.00%	6.10%	6.00%	7.875%	6.875%	6.50%	6.45%	6.35%	6.829%		8.00%
Description of coupon rate basis																three months LIBOR	three months LIBOR	three months LIBOR	three months LIBOR
Coupon rate, basis spread (as a percent)																3.35%	3.25%	2.95%	2.79%
Common shares issued to parent		6,003	1,109,874	1,350,050	1,047,675	456,428	568,675	1,000	40,000	40,000	20,000	20,000	50		100	542	774	1,238	1,083
Junior subordinated debentures owned by the Trust, proceeds received from the Trust at the date of issuance	12,125,000,000	200,000,000	925,000,000	1,125,000,000	873,000,000	380,000,000	474,000,000	2,246,000,000	307,000,000	631,000,000	954,000,000	702,000,000	162,000,000		3,025,000,000	18,000,000	26,000,000	41,000,000	36,000,000
Early redemption of capital																				400,000,000
Gain recorded upon the redemption of capital																				7,000,000
Amount exchanged into subordinated debt														800,000,000
Trust preferred securities outstanding														$ 2,225,000,000